Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 10,394	$ 8,418	$ 7,645
Other comprehensive income, net of taxes:
Unrealized gain (loss) on marketable securities	(6)	(49)	25
Total other comprehensive income (loss)	(6)	(49)	25
Comprehensive income	$ 10,388	$ 8,369	$ 7,670